Right-of-Use Assets and Operating Lease Liabilties (Details) - Schedule of Operating Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Liabilities [Abstract]
Current portion	$ 1,239,066	$ 1,774,192
Non-current portion	1,455,857	2,340,075
Operating lease liabilities	$ 2,694,923	$ 4,114,267